December 18, 2020

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Spectrum Fund, Inc. (“Registrant”)

   T. Rowe Price Spectrum Growth Fund

   T. Rowe Price Spectrum Income Fund

   T. Rowe Price Spectrum International Fund (collectively, the “Funds”)

  File Nos.: 033-10992/811-4998

Dear Mr. Sutcliffe:

Pursuant to the provisions of Section 20(a) of the Investment Company Act of 1940 and Section 14(a) of the Securities and Exchange Act of 1934, we are filing the definitive Proxy Statement and accompanying materials (including proxy cards and other materials) for the above listed Funds.

I received comments from you on December 11, 2020, and filed our responses to your comments on December 16, 2020. This filing reflects any applicable changes as a result of those comments.

If you have any questions about this filing, please give me a call at 410-345-6646.

Sincerely,

/s/Brian R. Poole

Brian R. Poole

Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.